Cover Page		3 Months Ended
	Jan. 30, 2020	Mar. 31, 2020
Cover page.
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity Registrant Name		S&T BANCORP, INC
Entity Incorporation, State or Country Code		PA
Entity File Number		0-12508
Entity Tax Identification Number		25-1434426
Entity Address, Address Line One		800 Philadelphia Street
Entity Address, City or Town		Indiana
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		15701
City Area Code		800
Local Phone Number		325-2265
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $2.50 par value
Trading Symbol		STBA
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0000719220
Amendment Flag		false